Related Party Transactions (Details) - USD ($)										1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 18, 2023	Aug. 07, 2023	Jul. 19, 2023	May 09, 2023	Mar. 09, 2023	Feb. 01, 2023	Jul. 19, 2021	Feb. 09, 2021	Feb. 03, 2021	Jul. 27, 2021	Feb. 18, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2023	Jul. 22, 2021
Related Party Transactions Details Line Items
Sponsor paid								$ 25,000
Founder shares										$ 1,125,000
Issued and outstanding ordinary shares percentage											20.00%
Sponsor transferred founder shares (in Shares)												1,650,000		1,650,000
Warrant price (in Dollars per share)												$ 1.5
Generating proceeds										$ 900,000		$ 9,500,000
Purchased additional private placement warrants (in Shares)										600,000
Private placement warrant												$ 5,893,333		$ 5,893,333
Warrant exercisable (in Dollars per share)												$ 11.5
Cover expenses									$ 600,000
Borrowed amount	$ 280,000	$ 100,000										$ 195,000		195,000			$ 195,000
Working capital loans												1,500,000		335,000	$ 0
Principal amount						$ 500,000
Amount borrowed	280,000	100,000		$ 185,000	$ 50,000	$ 100,000
Outstanding working capital loans												335,000		335,000	0
Notes issued			$ 1,000,000
Expenses amount			$ 1.5									0	$ 11,000	21,000	71,000
Office rent							$ 10,000
General and administrative expenses - related party												30,000	30,000	120,000	120,000
Amount payable for service												30,000	$ 30,000	50,000	0
Accounts payable												0		0	1,000
Convertible debt non current												380,000		380,000
Compensation per quarter payable																$ 25,000
Additional compensation per quarter payable																5,000
Compensation expenses												133,333
Other liabilities non current												80,000		133,333
One Energy Enterprises Inc [Member]
Related Party Transactions Details Line Items
Other liabilities non current												$ 785,914		777,574	619,803
Audit Committee [Member]
Related Party Transactions Details Line Items
Additional compensation per quarter payable																5,000
Independent Director One [Member]
Related Party Transactions Details Line Items
Compensation per quarter payable																25,000
Independent Director Two [Member]
Related Party Transactions Details Line Items
Compensation per quarter payable																25,000
Independent Director Three [Member]
Related Party Transactions Details Line Items
Compensation per quarter payable																$ 25,000
Independent Director One Two And Three [Member]
Related Party Transactions Details Line Items
Compensation expenses														133,333
Other liabilities non current														$ 133,333	0
Founder Shares [Member]
Related Party Transactions Details Line Items
Sponsor paid								$ 25,000
Sponsor par value (in Dollars per share)								$ 0.003
Over-Allotment Option [Member]
Related Party Transactions Details Line Items
Issuance of ordinary shares (in Shares)												4,500,000		4,500,000
Founder shares											$ 1,125,000
Generating proceeds										$ 900,000
Private Placement Warrant [Member]
Related Party Transactions Details Line Items
Sale of private placement warrants (in Shares)												6,333,333		6,333,333
Warrant price (in Dollars per share)														$ 1.5
Generating proceeds														$ 9,500,000
Initial Public Offering [Member]
Related Party Transactions Details Line Items
Cover expenses									$ 600,000
Class B Ordinary Shares [Member]
Related Party Transactions Details Line Items
Issuance of ordinary shares (in Shares)											1,437,500
Aggregate of founder shares outstanding (in Shares)											8,625,000
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions Details Line Items
Issuance of ordinary shares (in Shares)								7,187,500
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Class A Ordinary Shares [Member]
Related Party Transactions Details Line Items
Ordinary shares equals or exceeds (in Dollars per share)												$ 12		$ 12
Class A Ordinary Shares [Member] | Private Placement Warrant [Member]
Related Party Transactions Details Line Items
Warrant exercisable (in Dollars per share)														11.5
Business Combination [Member]
Related Party Transactions Details Line Items
Warrant price (in Dollars per share)														$ 1.5
Working capital loans														$ 1,500,000
Related Party Loans [Member]
Related Party Transactions Details Line Items
Borrowed amount																	$ 195,000
Amount borrowed	$ 280,000	$ 100,000
Monte Carlo [Member]
Related Party Transactions Details Line Items
Fair value of founder shares (in Dollars per share)												11.1		$ 11,100,000
Fair value of founder shares per share (in Dollars per share)												$ 6.73		$ 6.73
HCGP [Member] | Convertible Debt [Member]
Related Party Transactions Details Line Items
Convertible debt non current														$ 380,000
Related Party [Member] | One Energy Enterprises Inc [Member]
Related Party Transactions Details Line Items
Proceeds from related party debt														3,000,000	2,000,000
Cash												$ 3,000,000		3,000,000	$ 2,000,000
Oee Buyers [member] | One Energy Enterprises Inc [Member]
Related Party Transactions Details Line Items
Gain (loss) on sale of project														2,000,000
Sponsor [Member] | One Of The Sponsor Loan Agreements [Member] | One Energy Enterprises Inc [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transactions Details Line Items
Financial liabilities at fair value														$ 363,600
Sponsor [Member] | Four of the Sponsor Loan Agreements [Member] | One Energy Enterprises Inc [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transactions Details Line Items
Financial liabilities at fair value												$ 546,750